Leases - Schedule of Right-of-Use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Right-of-Use Assets [Line Items]
Carrying amount of beginning of year	¥ 56,109	$ 8,023	¥ 51,252	$ 7,329
Additions	5,047	722	17,108	2,446
Depreciation charge	(10,657)	(1,524)	(11,134)	(1,592)
Disposal	(2,675)	(382)	(1,067)	(153)
Exchange realignment	3		(50)	(7)
Carrying amount of end of year	47,827	$ 6,839	56,109	$ 8,023
Buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Carrying amount of beginning of year	29,641		23,654
Additions	5,047		17,108
Depreciation charge	(9,527)		(10,004)
Disposal	(2,675)		(1,067)
Exchange realignment	3		(50)
Carrying amount of end of year	22,489		29,641
Leasehold land [Member]
Schedule of Right-of-Use Assets [Line Items]
Carrying amount of beginning of year	26,468		27,598
Additions
Depreciation charge	(1,130)		(1,130)
Disposal
Exchange realignment
Carrying amount of end of year	¥ 25,338		¥ 26,468